STATEMENTS OF INCOME - USD ($)	3 Months Ended			6 Months Ended				12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Operating Expenses
Loss from operations	$ (466,078)		$ (834)	$ (724,940)	$ (834)		$ (1,000)	$ (357,674)
Other Income (Expense)
Net income (loss)	$ (570,333)	$ 1,191,840	$ (834)	$ 621,507	$ (834)	$ (1,000)	$ (1,000)	$ 1,910,487
Basic net income (loss) per common share	$ (0.04)		$ 0.00	$ 0.04	$ 0.00		$ 0.00	$ 0.25
Diluted net income (loss) per common share	$ (0.04)		$ 0.00	$ 0.04	$ 0.00		$ 0.00	$ 0.24
Basic weighted average shares outstanding	15,812,500		2,750,000	15,812,500	2,750,000		2,750,000	7,732,021
Weighted Average Number of Shares - Diluted	15,812,500		2,750,000	15,812,500	2,750,000		2,750,000	7,991,952
New Dragonfly
Net Sales				$ 39,925,000	$ 38,973,000			$ 78,000,000	$ 47,187,000
Cost of Goods Sold				27,402,000	22,939,000			48,375,000	26,580,000
Gross Profit				12,523,000	16,034,000			29,625,000	20,607,000
Operating Expenses
Research and development				1,198,000	1,196,000			2,689,000	1,239,000
General and administrative				7,421,000	5,393,000			10,621,000	4,662,000
Selling and marketing				5,973,000	4,213,000			9,848,000	5,960,000
Total Operating Expenses				14,592,000	10,802,000			23,158,000	11,861,000
Loss from operations				(2,069,000)	5,232,000			6,467,000	8,746,000
Other Income (Expense)
Other Income								1,000	15,000
Interest Income (expense)				(2,450,000)	0			(519,000)	3,000
Other income, net				(2,512,000)	62,000			(518,000)	18,000
(Loss) Income Before Taxes				(4,581,000)	5,294,000			5,949,000	8,764,000
Income Tax Expense				(814,000)	1,117,000			1,611,000	1,886,000
Net income (loss)				$ (3,767,000)	$ 4,177,000			$ 4,338,000	$ 6,878,000
Basic net income (loss) per common share				$ (0.18)	$ 0.14			$ 0.15	$ 0.23
Diluted net income (loss) per common share				$ (0.18)	$ 0.13			$ 0.13	$ 0.21
Basic weighted average shares outstanding				20,952,757	20,053,843			20,101,129	20,040,470
Weighted Average Number of Shares - Diluted				20,952,757	21,643,596			21,931,108	21,388,785